Stock-Based Compensation (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Number of Options
Outstanding	9,050,000	0	0
Granted	9,050,000	9,050,000
Outstanding	9,050,000	9,050,000	0
Exercisable	6,490,974	6,213,890
Weighted Average Exercise Price
Outstanding	$ 0.75	$ 0	$ 0
Granted		$ 0.75
Outstanding	$ 0.75	$ 0.75	$ 0
Exercisable	$ 0.75	$ 0.75
Weighted Average Remaining Contractual Life
Outstanding	4 years 3 months 18 days	4 years 7 months 6 days	0 years
Exercisable	4 years 3 months 18 days	4 years 7 months 6 days